FINANCE LEASE LIABILITY (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
2022	$ 74,735
2023	74,735
2024	433,866
Thereafter	0
Total finance lease liability	583,336
Less: imputed interest payable	(59,136)
Finance lease liability	524,200	$ 573,087
Less: current portion	(51,204)	(48,887)
Finance lease liability, long-term portion	$ 472,996	$ 524,200